DERIVATIVE FINANCIAL INSTRUMENTS - Change in Fair Values of Derivative Instruments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	$ 599
Unrealized Losses on Derivative Financial Liabilities	(244)
Net change	355	$ (403)
Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	145
Unrealized Losses on Derivative Financial Liabilities	(45)
Net change	100	(213)
Interest rates swaps and other
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	454
Unrealized Losses on Derivative Financial Liabilities	(156)
Net change	298	(173)
Commodity contracts
Disclosure of detailed information about hedging instruments [line items]
Unrealized Gains on Derivative Financial Assets	0
Unrealized Losses on Derivative Financial Liabilities	(43)
Net change	$ (43)	$ (17)